Equity-Based Compensation - Summary of Total Equity-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total equity-based compensation expense	$ 5,823	$ 657
Platform Operations
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total equity-based compensation expense	295	0
Sales and Marketing
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total equity-based compensation expense	1,786	0
Technology and Development
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total equity-based compensation expense	531	0
General and Administrative Expense
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total equity-based compensation expense	$ 3,211	$ 657